RELATED PARTIES	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
RELATED PARTIES

17.          RELATED PARTIES

Transactions with key management

Key management includes the Company’s directors and officers including its President and Chief Executive Officer (“CEO”), its Vice President and Chief Operating Officer and its Vice President and Chief Financial Officer.

It also included the Company’s former officers, including its CEO, Executive Vice President and Chief Financial Officer (“EVP CFO”), its Executive Vice President, Corporate Affairs and Sustainability (“EVP Corporate”), Vice President, Operations (“VP Ops”) and Vice President and Chief Exploration Officer.

The following summarizes directors and key management compensation:

	For the year ended
	December 31,	December 31,
	2020	2019
Salaries and benefits	$6,703	$4,840
Termination costs	4,604	—
Share-based compensation	216	5,376
	$11,523	$10,216

For the year ended December 31, 2020, salaries and benefits includes $1,632  (C$2,224) associated with the resignation of the VP Ops in accordance with his employment agreement. These costs were recorded to production costs in the statement of earnings (loss).

Termination costs include $4,604 (C$6,296) associated with the departure of the former CEO,  EVP CFO and EVP Corporate. These costs were recorded to corporate administrative costs in the statement of earnings (loss).